Prepayments and Other Assets - Schedule of Prepayment and Other Assets (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Current assets
Security deposits	$ 8	$ 8
Loans to employees	25	29
Prepaid expenses	450	360
Interest accrued and not due	47	99
Withholding taxes and others	411	332
Advance payments to vendors for supply of goods	50	48
Deposit with corporation	334	345
Deferred contract cost
Cost of obtaining a contract	30	40
Cost of fulfillment	70	59
Net investment in lease	170	133
Other non financial assets	15	11
Other financial assets	46	55
Total Current prepayment and other assets	1,656	1,519
Non-current assets
Loans to employees	1	2
Security deposits	30	32
Deposit with corporation	8	10
Defined benefit plan assets	21	35
Prepaid expenses	82	33
Deferred contract cost
Cost of obtaining a contract	52	36
Cost of fulfillment	102	103
Withholding taxes and others	66	63
Net investment in lease	101	129
Other financial assets	4	2
Total Non- current prepayment and other assets	467	445
Total prepayment and other assets	2,123	1,964
Financial assets carried at amortized cost	$ 774	$ 844